Leases	12 Months Ended
Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
LEASES

NOTE 9 – LEASES

The Company’s VIE and VIE’s subsidiaries lease office space under non-cancelable operating lease agreements with expiration dates in 2021 or 2022. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain of the arrangements have free rent periods or escalating rent payment provisions. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets. The Company recognizes rental expense on a straight-line basis over the lease term.

As of December 31, 2020, the Company’s operating leases had a weighted average remaining lease term of 1.35 years and a weighted average discount rate of 4.75%.

The components of lease expense for the years ended December 31, 2020 and 2019 were as follows:

	Statement of Income Location	For the year ended December 31, 2020	For the year ended December 31, 2019

Lease Costs
Operating lease expense	General and administrative expenses	$352,645	$379,355
Total lease expenses		$352,645	$379,355

Maturity of lease liabilities under the non-cancelable operating leases as of December 31, 2020 were as follows:

Operating

2021	$68,507
Total lease payments	68,507
Less: interest	2,010
Present value of lease liabilities	$66,497